Warrants (Details) - SoundHound, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2013	Apr. 30, 2013	Mar. 31, 2011	Sep. 30, 2010	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 14, 2021	Nov. 30, 2020
Warrants (Details) [Line Items]
Issued detachable warrants					127,570	63,785
Warrant term								10 years
Other expenses (in Dollars)								$ 3,812
Initial allocated fair value (in Dollars)					$ 2,316					$ 1,527
Warrant [Member]
Warrants (Details) [Line Items]
Share price (in Dollars per share)								$ 20,370
Fair value adjustment warrants (in Dollars)								$ 0	$ 2,004
Series B Preferred Stock [Member]
Warrants (Details) [Line Items]
Issued detachable warrants			25,394	76,180
Share price (in Dollars per share)								$ 1.97			$ 1.97
Warrant term					10 years		10 years
Series C Preferred Stock [Member]
Warrants (Details) [Line Items]
Issued detachable warrants	89,418	44,708
Share price (in Dollars per share)								$ 6,710
Shares outstanding								134,126
Shares issued								116,150